Note 7 - Share-based Compensation - Employee and Director Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Granted (in shares)	0	1,300,000
Balance (in shares)	1,464,000
Balance (in dollars per share)	$ 6.46
Employees and Directors [Member]
Balance (in shares)	1,471,000	378,000
Balance (in dollars per share)	$ 6.51	$ 19.59
Granted (in shares)		1,300,000
Granted (in dollars per share)		$ 2.20
Cancelled/Expired (in shares)	(7,000)	(207,000)
Cancelled/Expired (in dollars per share)	$ 11.31	$ 3.29
Balance (in shares)	1,464,000	1,471,000
Balance (in dollars per share)	$ 6.49	$ 6.51